Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
Disclosure of Revenue from Contracts with Customers

	For six months ended June 30
	2026	2025
(in $ millions)	$	$
Deliveries	1,041	854
Mobility	668	577
Financial services	242	159
Others	2	2
	1,953	1,592

Disclosure of Disaggregation of Revenue from Contracts with Customers	Geographic information

	2026	2025
(in $ millions)	$	$
Singapore	420	345
Malaysia	622	478
Indonesia	415	338
Philippines	164	152
Thailand	170	138
Vietnam	140	125
Rest of Southeast Asia	22	16
	1,953	1,592